Dreyfus
MidCap Index
Fund
Annual Report


October 31, 1996

Dreyfus MidCap Index Fund
-----------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

    We are pleased to send you this annual report for the Dreyfus Midcap Index Fund covering the fiscal year ended October 31, 1996.

    For the 12-month period, the Fund provided a total return of 16.65%.* This compares with a total return of 17.35% for the Standard & Poor's MidCap 400 Index, which the Fund is designed to mirror.** The difference is accounted for by transaction fees and other Fund costs.

    The last 12 months provided strong returns in the general equity market. Large capitalization stocks were the leading performers. Midcap stocks outperformed small capitalization equities as measured by the Russell 2000 Index, which returned 16.61% for the year under review.***

Economic Review

    The U.S. economy is enjoying a good year. First, the tightening labor market has failed to push price inflation higher. Second, economic growth has slowed since midyear from the torrid pace of the first half. Third, corporate profits are holding up quite well, albeit growing more slowly than last year. These have vindicated Federal Reserve Board inaction, keeping market interest rates stable. Although the economy has simmered down, it is nevertheless operating with very little slack.

    The Federal Reserve twice thwarted market expectations for tightening this year, taking the view instead that steady growth won't so easily foster inflation in this cycle. Indeed, the unemployment rate has plunged towards 5% this year and wage growth has outpaced price inflation for the first time since 1989. Yet there is little evidence of accelerating price inflation to date. Even higher oil prices have failed to lift prices elsewhere. This is very different from 1994 when the Fed preemptively hiked interest rates to stem a future price inflation that subsequently did not materialize.

    After rising 3.3% in the first half of this year, real GDP growth slowed to 2.2% in the third quarter. Early evidence for the fourth quarter indicates sustained growth. In particular, consumer spending has been lackluster since midyear, despite solid income growth and high confidence levels. And new highs in home sales have not been matched by new records in homebuilding. Spending on capital goods has rebounded, however, while the strength of new export orders indicates better growth ahead for this sector. Capital goods and exports typically dominate the business cycle's late phase. Corporate profit growth, albeit slower than in 1995, continues to surprise on the upside.

    Interest rates this fall are not much different than in the spring. Short-term rates have especially stabilized in recent months based on the view that a Fed tightening is unlikely this year. Long-term rates have recently fallen. Should the economy show signs of reaccelerating, then long-term rates would likely rise.

    As the U.S. economy moves into the late-cycle phase it is, as usual, out of sync with most business cycles overseas which are at a much earlier stage. This portends faster world growth in 1997. How well the U.S. economy can participate in this accelerating world growth without igniting inflation remains to be seen.

Market Overview

    The stock market in the last 12 months shrugged off a variety of potentially negative factors to barrel its way to new heights.

    In late 1995 and early 1996 economic activity appeared to slow down, enough to prompt the Federal Reserve to lower interest rates in January of this year. By springtime, when the Fed had apparently suspended its anti-inflationary measures, investors began to worry about signs of strength exhibited by the economy. Though the Fed took no action to raise interest rates, investor worries about that possibility restrained an ebullient stock market.

    By July, fears of higher interest rates, plus concern that some stock prices--technology issues in particular--might have gone too far, too fast, caused a temporary retreat in equity prices.

    As fall approached, however, the underlying factors of a strong economy, low inflation and investor optimism, took hold again and propelled stock prices to new highs.

    Chief beneficiaries were the large capitalization stocks. It took a while for technology stocks and small caps to recover the ground lost in the early summer. However, the trend across the board was clearly bullish.

    As the fiscal year closed, there were some negative factors on the horizon. Corporate profits may have passed their peak. Consumer demand seemed to be slowing in some sectors. There were also hints that employment costs, which have been quite stable for a long time, might face upward pressures.

    The market, however, seemed to soar above these factors. The prospect (now a fact) of a split government in Washington, with Republicans controlling Congress and Democrats in the White House, was seen as favorable for stock prices. Moreover, the specter of renewed inflation remained just that--nothing more than a specter.

    Furthermore, individual investors continued to pour money into equity mutual funds--not at constantly increasing rates, to be sure, but still at a pace that gave strong impetus for higher stock prices.

    We thank you for your investment in Dreyfus Midcap Index Fund. At this season, we also would like to wish you a healthy and happy New Year.

                                    Sincerely,


                                    Steven Falci
                                    Portfolio Manager
November 22, 1996
New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid.

**SOURCE: LIPPER ANALYTICAL SERVICES, INC.--The Standard & Poor's MidCap 400 Index is a broad-based Index of 400 companies with market capitalization generally ranging from $50 million to $10 billion and is a widely accepted, unmanaged index of medium-cap stock market performance. The Fund holds stocks generally in the same proportion as each stock within the Index itself. Therefore, the Fund's performance should closely match that of the Index. "Standard & Poor's," "S&P," "Standard & Poor's MidCap 400 Index" and "S&P 400" are trademarks of Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. and have been licensed for use by Dreyfus MidCap Index Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the products.

***SOURCE: LIPPER ANALYTICAL SERVICES, INC.--Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Russell 2000 Index is a widely accepted unmanaged index of small cap stock performance.

Dreyfus MidCap Index Fund
(formerly Peoples S&P MidCap Index Fund, Inc.)--see Note 1
------------------------------------------------------------------------------
Statement of Investments                                      October 31, 1996


    Shares        Common Stocks--93.4%                    Value
   -------                                            ------------
                  Basic Industries--6.8%
    14,200        Albemarle.........................  $    228,975
     6,904        Betz Laboratories.................       362,460
     9,410        Bowater...........................       332,878
    17,900        Cabot ............................       431,837
    10,089        Calgon Carbon ....................       100,890
     5,833        CalMat ...........................       108,639
     5,891        Chesapeake .......................       166,420
    23,833        Clayton Homes ....................       402,181
    11,221        Consolidated Papers ..............       562,452
    17,976        Crompton & Knowles ...............       323,568
     5,943        Dexter ...........................       184,233
    29,700        Ethyl ............................       245,025
     6,653        Ferro ............................       179,631
     3,542        Fuller (H.B.) ....................       147,878
     8,351        GenCorp ..........................       137,791
     9,179        Georgia Gulf .....................       247,833
    10,700        Glatfelter (P.H.) ................       203,300
     4,550        Granite Construction .............        87,587
    13,102        Hanna (M.A.) .....................       278,417
    23,022        IMC Global .......................       863,337
     6,421(a)     Jacobs Engineering Group .........       142,064
    11,246        Lawter International .............       132,140
     8,018        Loctite ..........................       470,055
    12,936        Longview Fibre ...................       224,763
    15,288        Lubrizol .........................       454,818
    20,038        Lyondell Petrochemical ...........       425,807
     5,700        Minerals Technologies ............       223,725
     1,917        NCH ..............................       106,872
    12,540        Olin .............................       532,950
    19,411        RPM ..............................       325,134
     7,400        Rayonier .........................       293,225
     9,425        Schulman (A.) ....................       199,103
    10,612(a)     Sealed Air .......................       412,541
    22,830        Sonoco Products ..................       607,848
     4,341        Southdown ........................       118,834
     8,700        Vulcan Materials .................       528,525
     9,213        Wausau Paper Mills ...............       177,350
     8,361        Wellman ..........................       148,407
    14,216        Witco ............................       440,696
                                                      ------------
                                                        11,560,189
                                                      ------------
                  Capital Goods--24.8%
    16,256        ADC Telecommunications ...........     1,111,504
     8,222        AMETEK ...........................       163,412
    11,182(a)     AST Research .....................        51,716
    18,209        Adobe Systems ....................       630,486
     3,487        Alaska Air Group .................        76,714
     7,561        Albany International, Cl. A ......       170,122
    10,952        Altera ...........................       679,024
    22,700(a)     America Online ...................       615,737
    23,500(a)     American Power Conversion ........       502,312

                  Capital Goods (continued)
    19,400        American Water Works .............  $    395,275
    29,120(a)     Analog Devices ...................       757,120
    12,731(a)     Arrow Electronics ................       606,313
    24,500(a)     Atmel ............................       621,687
    10,904        Avnet ............................       549,289
    12,510(a)     BMC Software .....................     1,038,330
     7,711(a)     Borland International.............        39,036
    19,505(a)     Cadence Design System ............       711,932
    11,810        Cintas ...........................       687,932
    15,928(a)     Cirrus Logic .....................       302,632
    12,559        Comdisco .........................       375,200
    10,600(a)     Compuware ........................       559,150
    12,036        Comsat ...........................       282,846
    19,918(a)     Cypress Semiconductor ............       214,118
    14,602        Danaher ..........................       596,856
    11,534        Diebold ..........................       663,205
     6,404        Donaldson ........................       187,317
     6,115        Duriron ..........................       163,576
    13,200(a)     Electronic Arts ..................       495,000
    38,310        Equifax ..........................     1,139,722
     5,484(a)     Exabyte ..........................        72,663
    11,413        Federal Signal ...................       293,884
    11,300(a)     Fiserv ...........................       433,637
     7,688        Flightsafety International .......       379,595
    10,700        GTECH Holdings ...................       315,650
     5,294        Goulds Pumps .....................       122,423
     6,273        Harsco ...........................       400,687
     8,730(a)     HealthCare COMPARE ...............       384,120
    16,480        Hubbell ..........................       673,620
    10,500        Imation ..........................       287,437
     6,909        Information Resources.............        87,226
    36,800(a)     Informix .........................       816,500
    19,400(a)     Intergrated Device Technology ....       160,050
     9,596        Kansas City Southern Industries ..       451,012
     4,144        Kaydon ...........................       168,868
     9,485        Kelly Services, Cl. A ............       265,580
     6,700        Kennametal .......................       227,800
     8,879        Keystone International ...........       159,822
     2,893        Lawson Products ..................        61,476
    18,740        Linear Technology ................       627,790
    11,900(a)     Litton Industries ................       534,012
     6,226(a)     MagneTek..........................        69,264
    20,300        Manpower .........................       576,012
    15,783        Mark IV Industries ...............       341,307
    15,100(a)     Maxim Integrated Products ........       528,500
     3,955        Measurex .........................       101,841
    17,800(a)     Medaphis .........................       157,975
    15,509(a)     Mentor Graphics ..................       131,826
     7,420        Modine Manufacturing .............       183,645
    25,213        Molex ............................       907,668
     4,568        Nordson ..........................       251,240

Dreyfus MidCap Index Fund
(formerly Peoples S&P MidCap Index Fund, Inc.)--see Note 1
-----------------------------------------------------------------------------
Statement of Investments (continued)                         October 31, 1996

    Shares        Common Stocks (continued)               Value
   -------                                            ------------
                  Capital Goods (continued)
    12,680(a)     Octel Communications .............  $    201,295
    12,400        Ogden ............................       224,750
    19,350        Olsten ...........................       387,000
    19,998        Omnicom Group ....................       994,900
     8,680        PHH ..............................       258,230
    31,768(a)     Parametric Technology ............     1,552,685
    17,168        Paychex ..........................       978,576
     9,340        Pentair ..........................       235,835
    10,400        Pittston Brinks ..................       296,400
     4,677(a)     Policy Management Systems ........       168,372
     5,123        Precision Castparts ..............       239,500
    15,353(a)     Quantum ..........................       310,898
     5,449(a)     Rohr Industries ..................       100,806
     9,005(a)     Rollins ..........................       172,220
    18,621        Sensormatic Electronics ..........       304,918
     2,436(a)     Sequa, Cl. A .....................       101,703
     8,282(a)     Sequent Computer Systems .........       122,677
    13,400(a)     Solectron ........................       716,900
    14,018        Sotheby's Holdings, Cl. A ........       238,306
    18,711(a)     Sterling Commerce ................       526,247
     8,326        Stewart & Stevenson Services .....       176,927
    13,413(a)     Storage Technology ...............       571,729
     6,494(a)     Stratus Computer .................       145,303
     8,166(a)     Structural Dynamics Research .....       144,946
    15,426        Sundstrand .......................       620,896
    13,576(a)     Symantec .........................       147,639
     6,516(a)     Symbol Technologies ..............       292,405
     5,500        Tecumseh Products, Cl. A .........       309,375
     4,400        Teleflex .........................       211,750
    20,944(a)     Teradyne .........................       332,486
    35,092        Thermo Electron ..................     1,280,858
     4,571        Thiokol ..........................       191,410
    10,451        Trinity Industries ...............       361,865
    21,300        U.S. Robotics ....................     1,339,237
    32,500        USA Waste Service ................     1,040,000
     7,738        Varian Associates ................       349,177
     6,303(a)     VeriFone .........................       211,938
    24,300        Viad .............................       352,350
    15,350(a)     Vishay Intertechnology ...........       276,300
     7,182        Watts Industries, Cl. A ..........       149,924
    18,066(a)     Xilinx ...........................       591,661
    10,850        York International ...............       524,868
                                                      ------------
                                                        42,315,955
                                                      ------------
                  Consumer Cyclical--14.2%
     5,800(a)     Ann Taylor Stores ................       105,125
     5,568        Arvin Industries .................       127,368
     7,786        Banta ............................       164,479
    17,100(a)     Bed Bath & Beyond ................       431,775
    11,232        Belo (A.H.), Cl. A ...............       438,048
    10,800(a)     Best Buy .........................       176,850


                  Consumer Cyclical (continued)
    10,544        Bob Evans Farms ..................  $    131,800
    19,871(a)     Brinker International ............       337,807
     7,800(a)     Buffets...........................        86,775
    15,700(a)     Burlington Industries ............       178,587
    18,200        Callaway Golf ....................       557,375
     3,816        Carlilse Companies ...............       217,035
     7,559(a)     Chris-Craft Industries ...........       297,635
    26,073(a)     Circus Circus Enterprises ........       899,518
    11,952        Claire's Stores ..................       203,184
    13,400        Consolidated Stores ..............       517,575
    15,325        Cracker Barrel Old Country
                    Store ..........................       312,246
     4,100        Cross (A.T.), Cl. A ..............        46,637
    18,172        Dollar General ...................       504,273
     6,812        Duty Free International ..........       108,992
     4,161        Ennis Business Forms..............        45,771
    14,190        Family Dollar Stores .............       241,230
     9,500        Fastenal .........................       439,375
     8,817        Federal-Mogul ....................       197,280
    11,600        Fingerhut ........................       172,550
     4,024        Gibson Greetings..................        62,875
     5,297        Golden Books Family
                    Entertainment...................        58,929
     7,561        HON Industries ...................       264,635
     5,419        Hancock Fabrics ..................        46,061
    10,600        Hannaford Brothers ...............       319,325
    18,912        Harley-Davidson ..................       853,404
    12,170        Heilig-Meyers ....................       158,210
    22,740(a)     Home Shopping Network ............       230,242
     3,603        Houghton Mifflin .................       178,798
     8,684        Intelligent Electronics...........        77,070
    31,376        International Game Technology ....       662,818
     5,583(a)     International Dairy Queen, Cl. A..       107,472
    13,200(a)     Jones Apparel Group ..............       412,500
    18,500(a)     Kohl's ...........................       666,000
     8,348(a)     Lands' End .......................       179,482
    11,800        Lee Enterprises ..................       269,925
    22,696        Leggett & Platt ..................       678,043
    10,400(a)     Lone Star Steakhouse/Saloon ......       266,500
     6,345(a)     MacFrugals Bargains Closeouts ....       154,659
     6,600        Media General, Cl. A .............       196,350
     7,600        Meyer (Fred) .....................       266,950
     8,500(a)     Micro Warehouse ..................       195,500
     6,265        Miller (Herman) ..................       270,178
    46,150(a)     Mirage Resorts ...................     1,015,311
     1,804        National Presto Industries........        67,650
     8,900(a)     Nine West Group ..................       443,887
     5,188        OEA ..............................       195,847
    39,268        Office Depot .....................       770,634
    31,500(a)     OfficeMax ........................       425,250

Dreyfus MidCap Index Fund
(formerly Peoples S&P MidCap Index Fund, Inc.)--see Note 1
-----------------------------------------------------------------------------
Statement of Investments (continued)                         October 31, 1996

    Shares        Common Stocks (continued)               Value
   -------                                            ------------
                  Consumer Cyclical (continued)
    12,000(a)     Outback Steakhouse ...............  $    278,250
    10,100        Payless ShoeSource ...............       342,137
    12,842        Promus Hotel .....................       407,733
    20,352        Reynolds & Reynolds, Cl. A .......       536,784
    11,600        Ruddick ..........................       150,800
     5,100        Sbarro ...........................       134,512
     4,000(a)     Scholastic .......................       293,000
    24,944(a)     Service Merchandise ..............       146,546
    33,932        Shaw Industreis ..................       398,701
     7,207        Standard Register ................       187,382
    41,693(a)     Staples ..........................       776,532
     7,200        Superior Industries International.       175,500
     6,248        TCA Cable TV .....................       167,134
     9,338        Tiffany & Co......................       345,506
    11,773(a)     Topps.............................        44,884
    16,237        Unifi ............................       505,376
    21,800(a)     Viking Office Products ...........       634,925
    10,915(a)     Vons .............................       604,418
     8,307(a)     Waban ............................       217,020
    11,414        Wallace Computer Services ........       335,286
    13,000        Warnaco Group, Cl. A .............       323,375
     2,769        Washington Post, Cl. B ...........       911,001
                                                      ------------
                                                        24,350,597
                                                      ------------
                  Consumer Staples--4.6%
     3,515        CPI ..............................        66,785
     4,888        Church & Dwight ..................       105,092
    31,436        Coca-Cola Enterprises ............     1,339,964
    10,077        Dean Foods .......................       292,233
    23,700        Dial .............................       325,875
    15,043        Dole Food ........................       586,677
     3,314        Dreyers Grand Ice Cream ..........        85,335
    11,216        First Brands .....................       318,254
    14,517        Flowers Industries ...............       339,334
    23,700        IBP ..............................       592,500
     4,477        International Multifoods .........        68,274
     7,433        Lancaster Colony .................       278,737
     7,545        Lance ............................       132,037
    20,336        McCormick & Co....................       490,606
     4,871        Michael Foods.....................        60,887
    17,100(a)     Revco D.S.........................       515,137
     6,581        Savannah Food & Industries .......       105,296
     7,320        Smucker (J.M.), Cl. A ............       120,780
     4,578        Stanhome .........................       121,317
     9,191        Tambrands ........................       391,766
    36,344        Tyson Foods, Cl. A................     1,072,148
     8,766        Universal ........................       238,873
     6,464        Universal Foods ..................       228,664
                                                      ------------
                                                         7,876,571
                                                      ------------

                  Energy--7.7%
    13,862        AGL Resources ....................  $    291,102
    16,100        Airgas ...........................       364,262
    14,781        Anadarko Petroleum ...............       940,441
    22,436        Apache ...........................       796,478
     9,185(a)     BJ Services ......................       412,176
    12,394        Brooklyn Union Gas ...............       359,426
     7,348        Diamond Shamrock .................       215,847
    17,200(a)     ENSCO International ..............       743,900
     8,900        El Paso Natural Gas ..............       431,650
    42,000(a)     Global Marine ....................       771,757
     5,594        Indiana Energy ...................       137,053
    14,460        MAPCO ............................       450,067
    16,780        MCN ..............................       461,450
    11,282        Murphy Oil .......................       557,048
    21,400(a)     Nabors Industries ................       355,775
     9,437        National Fuel Gas ................       351,528
    12,577        Noble Affiliates .................       547,099
     8,900        Parker & Parsley Petroleum .......       255,875
    16,337(a)     Parker Drilling ..................       138,864
     8,986        Quaker State .....................       150,515
    10,248        Questar ..........................       368,928
    24,682        Ranger Oil .......................       185,115
    15,420(a)     Seagull Energy ...................       333,457
    10,010(a)     Smith International ..............       380,380
    15,605        Tidewater ........................       682,718
    10,923        Tosco ............................       613,053
    12,900        Transocean Offshore ..............       815,925
    10,976        Valero Energy ....................       260,680
     7,565(a)     Varco International ..............       149,408
    10,860        Washington Gas Light .............       242,992
    12,841(a)     Weatherford International ........       372,389
                                                      ------------
                                                        13,137,358
                                                      ------------
                  Health Care--7.9%
     6,695(a)     Acuson ...........................       141,431
     3,534(a)     Advanced Technology
                    Labratories ....................       107,787
    12,700(a)     Apria Healthcare Group ...........       242,887
     7,112        Beckman Instruments ..............       261,366
    10,031        Bergen Brunswig, Cl.A ............       314,722
     8,926(a)     Biogen ...........................       664,987
    15,928        Cardinal Health ..................     1,250,348
    11,651        Carter-Wallace ...................       180,590
    16,897(a)     Centocor .........................       496,349
    42,380(a)     Chiron ...........................       969,442
     6,700        DENTSPLY International ...........       282,237
     4,019(a)     Datascope.........................        68,323
     3,371        Diagnostic Products ..............       100,287
    10,454(a)     FHP International ................       356,742
    11,200(a)     Forest Laboratories, Cl. A .......       431,200

Dreyfus MidCap Index Fund
-----------------------------------------------------------------------------
(formerly Peoples S&P MidCap Index Fund, Inc.)--see Note 1
Statement of Investments (continued)                         October 31, 1996

    Shares        Common Stocks (continued)               Value
   -------                                            ------------
                  Health Care (continued)
    14,700(a)     Foundation Health ................  $    439,162
    16,858(a)     Genzyme ..........................       387,734
    38,739(a)     HealthSouth ......................     1,452,720
    11,600(a)     HealthCare & Retirement ..........       285,650
    16,400(a)     Healthsource .....................       200,900
    13,015(a)     Horizon/CMS Healthcare ...........       135,030
    30,250        IVAX Corporation .................       499,125
    30,832(a)     Laboratory Corp of America
                    Holdings .......................       104,058
    10,800        McKesson .........................       537,300
    30,498        Mylan Laboratories ...............       461,282
    14,330(a)     Nellcor ..........................       279,435
    15,048(a)     NovaCare .........................       124,146
     7,761(a)     PacifiCare Health Systems, Cl. B..       545,210
    19,300(a)     Perrigo ..........................       183,350
     5,900(a)     Scherer (R.P.) ...................       273,612
    24,250        Stryker ..........................       721,437
    13,538(a)     Value Health .....................       235,222
    17,600(a)     Vencor ...........................       521,400
     9,200(a)     Watson Pharmaceutical ............       307,050
                                                      ------------
                                                        13,562,521
                                                      ------------
                  Interest Sensitive--13.5%
    35,134        AFLAC ............................     1,409,751
    15,259        American Financial ...............       547,416
    10,285        Bancorp Hawaii ...................       407,543
    30,154        Bear Streans Companies ...........       712,388
    14,988        Central Fidelity Banks ...........       380,320
    10,957        City National ....................       191,747
    10,745        Crestar Financial ................       660,817
     7,654        Dauphin Deposit ..................       250,668
    15,883        Edwards (A.G.) ...................       474,504
    15,410        First of America Bank ............       837,918
    18,859        First Security ...................       553,983
    16,872        First Tennessee National .........       613,719
     8,406        First Virginia Banks .............       376,168
    18,400        Firstar ..........................       901,600
    20,108        Franklin Resources ...............     1,417,625
     5,096        Hartford Steam Boiler Inspection
                    & Insurance ....................       219,765
    30,600        Hibernia, Cl. A ..................       340,425
    23,191        Marshall & Iisley ................       745,010
    15,731        Mercantile Bancorporation ........       780,650
    11,934        Mercantile Bankshares ............       359,511
    14,224        Northern Trust ...................       985,012
     8,800        PMI Group ........................       502,700
    23,500        Paine Webber Group ...............       552,250
    18,087        Progressive ......................     1,243,481
    11,364        Provident ........................       421,888
    15,614        Regions Financial ................       780,700
    43,848        Schwab(Charles) ..................     1,096,200

                  Interest Sensitive (continued)
    23,395        SouthTrust .......................  $    774,959
    20,042        State Street Boston ..............     1,270,161
    23,442        Summit Bancorp ...................       958,191
    29,900        SunAmerica .......................     1,121,250
    14,300        T. Rowe Price Associaties ........       487,987
     5,725        Transatlantic Holdings ...........       412,200
     8,800        Wilmington Trust .................       332,200
                                                      ------------
                                                        23,120,707
                                                      ------------

                  Mining and Metals--.5%
    11,200(a)     Alumax ...........................       359,800
     3,929        Brush Wellman ....................        74,159
     4,144        Carpenter Technology .............       135,198
     2,968        Cleveland-Cliffs .................       121,688
     3,728        Lukens............................        51,260
     2,200(a)     MAXXAM............................        92,400
     6,368        Oregon Steel Mills ...............       101,092
                                                      ------------
                                                           935,597
                                                      ------------

                  Transportation--1.1%
     6,412        APL, Ltd..........................       141,064
     5,269        Airborne Freight..................       104,721
    11,357        Alexander & Baldwin...............       279,666
     6,700        Arnold Industries.................       106,362
     7,880        Atlantic Southeast Airlines.......       165,480
     5,073        GATX..............................       242,235
    15,411        Illinois Central, Ser. A..........       498,933
     9,500        Hunt (J.B.) Transport.............       138,937
     9,070        Overseas Shipholding Group........       154,190
                                                      ------------
                                                         1,831,588
                                                      ------------

                  Utilities--12.3%
    18,796(a)     AES...............................       824,674
     9,168        Aliant Communications.............       148,980
    30,322        Allegheny Power Systen............       905,869
    13,154        Atlantic Energy...................       231,839
     3,595        Black Hills.......................        91,672
    23,045        CMS Energy........................       728,798
    13,000(a)     Calenergy.........................       377,000
     5,620        Central Lousiana Electric.........       152,442
     8,115        Central Maine Power...............        95,351
    14,958        Century Telephone Enterprises.....       480,525
    15,234        Delmarva Power & Light............       302,775
    24,216        Florida Progress..................       808,209
    40,722        Frontier..........................     1,180,955
     7,529        Hawaiian Electric Industries......       268,220
    14,251        IPALCO Enterprises................       382,995
     9,383        Idaho Power.......................       292,045
    18,976        Illinova..........................       517,096

Dreyfus MidCap Index Fund
(formerly Peoples S&P MidCap Index Fund, Inc.)--see Note 1
-----------------------------------------------------------------------------
Statement of Investments (continued)                         October 31, 1996

    Shares        Common Stocks (continued)               Value
   -------                                            ------------
                  Utilities (continued)
    15,480        Kansas City Power & Light.........  $    425,700
    16,614        LG&E Energy.......................       384,198
    25,233        MidAmerican Energy................       391,111
     7,937        Minnesota Power & Light...........       224,220
    13,715        Montana Power.....................       291,443
    11,911        Nevada Power......................       242,686
    56,300(a)     NEXTEL Communications, Cl. A......       900,800
    15,348        NIPSCO Industries.................       581,305
    16,216        New England Electric System.......       547,290
    17,888        New York State Electric & Gas.....       373,412
    31,960        Northeast Utilities...............       343,570
    10,073        Oklahoma Gas & Electric...........       394,106
    21,936        Pinnacle West Capital.............       677,274
    12,757        Portland General..................       558,118
    29,683        Potomac Electric Power............       760,626
    16,081        Public Service Company of
                    Colorado........................       594,997
    10,494        Public Service of New Mexico......       196,762
    15,990        Puget Sound Power & Light.........       353,778
    26,264        SCANA.............................       702,562
    16,383        Southern New England
                    Telecommunications..............       610,266
    10,282        Southwestern Public Service.......       349,588
    29,300        360 Communications................       662,912
    29,318        TECO Energy.......................       721,960
    15,200        Telephone & Data Systems..........       532,000
    11,700        UtiliCorp United..................       317,362
    10,357(a)     Vanguard Cellular Systems.........       171,537

                  Utilities (continued)
     7,679        WPL Holdings......................  $    215,971
    27,787        Wisconsin Energy..................       753,723
                                                      ------------
                                                        21,068,722
                                                      ------------
                  TOTAL COMMON STOCKS
                    (cost $131,303,969).............  $159,759,805
                                                      ------------
                                                      ------------

  Principal       SHORT-TERM
   Amount           INVESTMENTS--6.6%
-----------
                  U.S. Government Agency--6.3%
                  Federal Home Loan Mortgage,
$10,775,000         5.53%, 11/1/1996.                 $ 10,775,000
                                                      ------------
                  U.S. Treasury Bills--.3%
    151,000(b)    5.15%, 11/14/1996.................       150,736
    111,000       5.06%, 12/12/1996.................       110,367
    215,000(b)    5.22%, 1/2/1997...................       213,170
                                                      ------------
                                                           474,273
                                                      ------------
                  TOTAL SHORT-TERM
                    INVESTMENTS
                    (cost $11,249,304)..............  $ 11,249,273
                                                      ------------
                                                      ------------
TOTAL INVESTMENTS
  (cost $142,553,273)........................ 100.0%  $171,009,078
                                              ------  ------------
                                              ------  ------------
LIABILITIES, LESS CASH AND
  RECEIVABLES................................   --    $    (22,567)
                                              ------  ------------
                                              ------  ------------
NET ASSETS................................... 100.0%  $170,986,511
                                              ------  ------------
                                              ------  ------------

Dreyfus MidCap Index Fund
(formerly Peoples S&P MidCap Index Fund, Inc.)--see Note 1
------------------------------------------------------------------------------
Notes to Statement of Investments:

(a) Non-income producing.

(b) Partially held by the custodian in a segregated account for open financial futures positions.

Statement of Financial Futures                           October 31, 1996
Financial Futures Purchased:
----------------------------


                                                                                  Market Value                     Unrealized
                                                                  Number of         Covered                      (Depreciation)
Issuer                                                            Contracts       by Contracts    Expiration       at 10/31/96
------                                                            ---------       ------------    ----------     --------------
Standard & Poor's MidCap 400..................................        93          $11,348,325    December '96       ($43,500)
                                                                                                                    ---------
                                                                                                                    ---------


See notes to financial statements.

Dreyfus MidCap Index Fund
(formerly Peoples S&P MidCap Index Fund, Inc.)--see Note 1
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                             October 31, 1996


                                                                                                 Cost            Value
                                                                                             ------------    ------------
ASSETS:               Investments in securities--See Statement of Investments............    $142,553,273    $171,009,078
                      Cash...............................................................                         216,843
                      Dividends and interest receivable..................................                         158,447
                      Receivable for futures variation margin--Note 4(a).................                          73,664
                      Prepaid expenses...................................................                          16,009
                                                                                                             ------------
                                                                                                              171,474,041
                                                                                                             ------------

LIABILITIES:          Due to The Dreyfus Corporation and affiliates......................                          63,323
                      Payable for Common Stock redeemed..................................                         328,505
                      Accrued expenses...................................................                          95,702
                                                                                                             ------------
                                                                                                                  487,530
                                                                                                             ------------
NET ASSETS...............................................................................                    $170,986,511
                                                                                                             ------------
                                                                                                             ------------
REPRESENTED BY:       Paid-in capital....................................................                    $133,002,901
                      Accumulated undistributed investment income--net...................                       1,753,486
                      Accumulated net realized gain (loss) on investments................                       7,817,819
                      Accumulated net unrealized appreciation (depreciation)
                        on investments [including ($43,500) net unrealized
                        (depreciation) on financial futures]--Note 4(b)..................                      28,412,305
                                                                                                             ------------
NET ASSETS...............................................................................                    $170,986,511
                                                                                                             ------------
                                                                                                             ------------
SHARES OUTSTANDING
(200 million shares of $.001 par value Common Stock authorized)..........................                       8,018,623

NET ASSET VALUE, offering and redemption price per share.................................                          $21.32
                                                                                                                   ------
                                                                                                                   ------



See notes to financial statements.

Dreyfus MidCap Index Fund
(formerly Peoples S&P MidCap Index Fund, Inc.)--see Note 1
-------------------------------------------------------------------------------
Statement of Operations                             Year Ended October 31, 1996


INVESTMENT INCOME

INCOME:            Cash dividends (net of $263 foreign taxes withheld
                     at source)....................................................          $2,245,845
                   Interest........................................................             686,199
                                                                                             ----------
                           Total Income............................................                           $ 2,932,044

EXPENSES:          Management fee--Note 3(a).......................................             582,857
                   Shareholder servicing costs--Note 3(b)..........................             245,004
                   Audit fees......................................................              45,835
                   Directors' fees and expenses--Note 3(c).........................              32,918
                   Legal fees......................................................              25,405
                   Prospectus and shareholders' reports............................              24,368
                   Registration fees...............................................              20,552
                   Miscellaneous...................................................              16,138
                                                                                             ----------
                           Total Expenses..........................................             993,077
                   Less--reduction in management fee due to
                     undertaking--Note 3(a)........................................            (252,887)
                                                                                             ----------
                           Net Expenses............................................                               740,190
                                                                                                              -----------
INVESTMENT INCOME--NET.............................................................                             2,191,854
                                                                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:
                   Net realized gain (loss) on investments.........................          $7,470,923
                   Net realized gain (loss) on financial futures
                     Long transactions.............................................             429,818
                                                                                             ----------
                           Net Realized Gain (Loss)................................                             7,900,741
                   Net unrealized appreciation (depreciation) on investments
                     (including $378,185 net unrealized appreciation on
                     financial futures)............................................                            11,691,375
                                                                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.............................                            19,592,116
                                                                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............................                           $21,783,970
                                                                                                              -----------
                                                                                                              -----------

See notes to financial statements.

Dreyfus MidCap Index Fund
(formerly Peoples S&P MidCap Index Fund, Inc.)--see Note 1
-------------------------------------------------------------------------------
Statement of Changes in Net Assets


                                                                                              Year Ended          Year Ended
                                                                                           October 31, 1996     October 31, 1995
                                                                                           ----------------     ----------------
OPERATIONS:
  Investment income--net......................................................                $   2,191,854          $  1,764,765
  Net realized gain (loss) on investments.....................................                    7,900,741             5,648,773
  Net unrealized appreciation (depreciation) on investments...................                   11,691,375            11,878,944
                                                                                              -------------         -------------
    Net Increase (Decrease) in Net Assets Resulting from Operations...........                   21,783,970            19,292,482
                                                                                              -------------         -------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income--net......................................................                   (1,926,246)           (1,274,372)
  Net realized gain on investments............................................                   (5,586,113)           (3,413,496)
                                                                                              -------------         -------------
    Total Dividends...........................................................                   (7,512,359)           (4,687,868)
                                                                                              -------------         -------------

CAPITAL STOCK TRANSACTIONS:
  Net proceeds from shares sold...............................................                   65,932,645            44,222,299
  Dividends reinvested........................................................                    6,623,156             4,181,647
  Cost of shares redeemed.....................................................                  (38,822,556)          (15,431,258)
                                                                                              -------------         -------------
    Increase (Decrease) in Net Assets from Capital Stock Transactions.........                   33,733,245            32,972,688
                                                                                              -------------         -------------
      Total Increase (Decrease) in Net Assets.................................                   48,004,856            47,577,302

NET ASSETS:
  Beginning of Period.........................................................                  122,981,655            75,404,353
                                                                                              -------------         -------------
  End of Period...............................................................                $ 170,986,511         $ 122,981,655
                                                                                              -------------         -------------
                                                                                              -------------         -------------
Undistributed investment income--net..........................................                $   1,753,486         $   1,487,878
                                                                                              -------------         -------------
CAPITAL SHARE TRANSACTIONS:                                                                       Shares                Shares
                                                                                              -------------         -------------
  Shares sold.................................................................                    3,243,154             2,528,662
  Shares issued for dividends reinvested......................................                      350,989               270,132
  Shares redeemed.............................................................                   (1,913,500)             (859,974)
                                                                                              -------------         -------------
    Net Increase (Decrease) in Shares Outstanding.............................                    1,680,643             1,938,820
                                                                                              -------------         -------------
                                                                                              -------------         -------------


See notes to financial statements.

Dreyfus MidCap Index Fund
(formerly Peoples S&P MidCap Index Fund, Inc.)--see Note 1
------------------------------------------------------------------------------
Financial Highlights

     Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                        Year Ended October 31,
                                                          --------------------------------------------------
PER SHARE DATA:                                            1996       1995       1994       1993       1992
                                                          ------     ------     ------     ------     ------

  Net asset value, beginning of period..............      $19.40     $17.14     $17.63     $15.02     $13.69
                                                          ------     ------     ------     ------     ------
  Investment Operations:
  Investment income--net............................         .28        .29        .26        .30        .17
  Net realized and unrealized gain (loss)
    on investments..................................        2.81       3.00        .08       2.83       1.29
                                                          ------     ------     ------     ------     ------
  Total from Investment Operations..................        3.09       3.29        .34       3.13       1.46
                                                          ------     ------     ------     ------     ------
  Distributions:
  Dividends from investment income--net.............        (.30)      (.28)      (.27)      (.27)      (.08)
  Dividends from net realized gain on investments...        (.87)      (.75)      (.56)      (.25)      (.05)
                                                          ------     ------     ------     ------     ------
  Total Distributions...............................       (1.17)     (1.03)      (.83)      (.52)      (.13)
                                                          ------     ------     ------     ------     ------
  Net asset value, end of period....................      $21.32     $19.40     $17.14     $17.63     $15.02
                                                          ------     ------     ------     ------     ------
                                                          ------     ------     ------     ------     ------
TOTAL INVESTMENT RETURN.............................       16.65%     20.78%      1.89%     21.22%     10.69%

RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets...........         .50%       .50%       .40%       .09%       --
  Ratio of net investment income
    to average net assets...........................        1.49%      1.80%      1.68%      1.97%      2.22%
  Decrease reflected in above expense ratios
    due to undertakings by Dreyfus..................         .17%       .35%       .43%       .77%      1.17%
  Portfolio Turnover Rate...........................       14.66%     20.46%     19.81%     16.80%     16.31%
  Average commission rate paid*.....................      $.0338        --         --         --         --
  Net Assets, end of period (000's Omitted).........    $170,987   $122,982    $75,404    $65,690    $45,989

-----------------
* For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.


See notes to financial statements.

Dreyfus MidCap Index Fund
(formerly Peoples S&P MidCap Index Fund, Inc.)--see Note 1
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

   Dreyfus MidCap Index Fund (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company. The Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly-traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index. Effective November 13, 1995, The Dreyfus Corporation ("Dreyfus") serves as the Fund's Manager and Mellon Equity Associates ("Mellon Equity"), an affiliate of Dreyfus, serves as the Fund's index manager. Boston Safe Deposit and Trust Company, an affiliate of Dreyfus, became the Fund's custodian. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold to the public without a sales charge.

   Effective November 13, 1995, the Fund changed its name from "Peoples S&P MidCap Index Fund, Inc." to "Dreyfus MidCap Index Fund."

   Prior to November 13, 1995, World Asset Management, Inc. ("World") served as the Fund's index manager. In addition, Comerica Bank served as the Fund's custodian.

   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

   (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

   (c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

   (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

Dreyfus MidCap Index Fund
(formerly Peoples S&P MidCap Index Fund, Inc.)--see Note 1
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2--Bank Line of Credit:

    The Fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the Fund at rates which are related to the Federal Funds rate in effect at the time of borrowings. For the period ended October 31, 1996, the Fund did not borrow under the line of credit.

NOTE 3--Management Fee, Administration Fee and Other Transactions With
Affiliates:

   (a) Effective November 13, 1995, pursuant to the provisions of a Management Agreement with Dreyfus, the management fee is computed at the annual rate of
 .395 of 1% of the value of the Fund's average daily net assets, and is payable monthly. Dreyfus has agreed to pay Mellon Equity a fee of .095 of 1% of the value of the Fund's average daily net assets. The agreements provide that if in any full fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the fees to be paid to Dreyfus, and Dreyfus may deduct from the fees paid to Mellon Equity, or Dreyfus and Mellon Equity will bear, such excess expense in proportion to their management fee and index fee respectively. The most stringent state expense limitation applicable to the Fund presently requires reimbursement of expenses in any full fiscal year that such expenses (exclusive of certain expenses as described above) exceed 2-1/2% of the first $30 million, 2% of the next $70 million and 1-1/2% of the excess over $100 million of the average value of the Fund's net assets in accordance with California "blue sky" regulations. However, Dreyfus has undertaken from November 1, 1995 through October 31, 1997, to reduce the management fee paid by the Fund (exclusive of certain expenses as described above), and to assume all expenses in excess of an annual rate of .50 of 1% of the value of the Fund's average daily net assets.

   Prior to November 13, 1995, the Fund had an Index Management Agreement with World and an Administration Agreement with Dreyfus whereby, World and Dreyfus received annual fees of .10 of 1 % and .30 of 1%, respectively, of the value of the Fund's average daily net assets.

   During period ended October 31, 1996, pursuant to the undertaking, Dreyfus waived $252,887 of its management fee. In addition, Mellon Equity has agreed to pay Boston Safe Deposit and Trust Company for custodian services provided to the Fund. During the period ended October 31, 1996, the Fund earned $7,076 in redemption fees.

   The undertaking may be extended, modified or terminated by the Manager, provided that the resulting expense reimbursement would not be less than the amount required pursuant to the Agreement.

   (b) Pursuant to the Fund's Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 1996, the Fund was charged an aggregate of $182,052 pursuant to the Shareholder Services Plan.

Dreyfus MidCap Index Fund
(formerly Peoples S&P MidCap Index Fund, Inc.)--see Note 1
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)


   Effective December 1, 1995, the Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services to the Fund. Such compensation amounted to $15,002 during the period from December 1, 1995 through October 31, 1996.

   (c) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--Securities Transactions:

   (a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 1996 amounted to $49,679,192 and $19,887,964 respectively.

   The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments (see the Statement of Financial Futures). Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at October 31, 1996 and their related unrealized market depreciation are set forth in the Statement of Financial Futures.

   (b) At October 31, 1996, accumulated net unrealized appreciation on investments was $28,412,305, consisting of $37,328,587 gross unrealized appreciation and $8,916,282 gross unrealized depreciation.

   At October 31, 1996, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus MidCap Index Fund
(formerly Peoples S&P MidCap Index Fund, Inc.)--see Note 1
-------------------------------------------------------------------------------
Report of Ernst & Young LLP, Independent Auditors

Shareholders and Board of Directors
Dreyfus MidCap Index Fund

   We have audited the accompanying statement of assets and liabilities of Dreyfus MidCap Index Fund including the statements of investments and financial futures, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification by examination of securities held by the custodian as of October 31, 1996 and confirmation of securities not held by the custodian by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus MidCap Index Fund at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.


                                            ERNST & YOUNG LLP


New York, New York
December 6, 1996

Dreyfus MidCap Index Fund
(formerly Peoples S&P MidCap Index Fund, Inc.)--see Note 1
------------------------------------------------------------------------------
Proxy Results (Unaudited)

     A special meeting of stockholders of the Fund was held on July 26, 1996, at which shareholders approved the election of the following Board members:
Joseph S. DiMartino, by a vote of 4,330,405 shares in favor of and 53,473 shares withholding authority to vote; John M. Fraser, Jr., by a vote of 4,324,988 shares in favor of and 58,890 shares withholding authority to vote; Ehud Houminer, by a vote of 4,326,980 shares in favor of and 56,898 shares withholding authority to vote; David J. Mahoney, by a vote of 4,330,861 shares in favor of and 53,017 shares withholding authority to vote; Gloria Messinger, by a vote of 4,330,948 shares in favor of and 52,930 shares withholding authority to vote; David P. Feldman, by a vote of 4,331,418 shares in favor of and 52,460 shares withholding authority to vote, Jack R. Meyer, by a vote of 4,333,638 shares in favor of and 50,240 shares withholding authority to vote; John Szarkowski, by a vote of 4,322,175 shares in favor of and 61,703 shares withholding authority to vote; and Anne Wexler, by a vote of 4,329,499 shares in favor of and 54,379 shares withholding authority to vote. The shareholders also ratified the selection Ernst & Young L.L.P. as independent auditors by a vote of 4,313,942 shares in favor of, and 28,307 shares against the selection, with 41,628 shares abstaining (including broker non-votes). Also considered at the meeting was a change from fundamental policy to a non-fundamental policy an investment restriction which prohibits the Fund from purchasing securities of any company having less than three years continuous operations if such purchase would cause the value of such investments in all such companies to exceed 5% of the value of the Fund's total assets. The change from fundamental to non-fundamental policy was proposed to afford the Fund the investment flexibility to permit it to be competitive with other similar funds, and was approved by shareholders by a vote of 2,949,649 shares with 280,131 shares voting against the change and 1,424,098 shares abstaining (including broker non-votes).

Dreyfus MidCap Index Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Index Fund Manager
Mellon Equity Associates
500 Grant Street
Pittsburgh, PA 15258

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02109

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940


Printed in U.S.A.    113AR9610